SHAREHOLDERS' EQUITY	6 Months Ended
Dec. 31, 2015
Datasea [Member]
SHAREHOLDERS' EQUITY

NOTE 9 – Shareholders’ Equity

On October 30, 2015, the Company affected a five-for-one forward split of the Company’s issued and outstanding common stock, increasing the number of authorized shares from 75,000,000 to 375,000,000. These statements have been retroactively adjusted to reflect this forward split.

During six months ended December 31, 2015, our president Zhixin Liu contributed RMB 4,050,300 ($651,435) to the Company.